ALLSTATE LIFE INSURANCE COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                         Direct Dial Number 847 402-1790
                             Facsimile 847 402-3781
                           E-Mail csmith5@allstate.com


CHARLES SMITH
ASSOCIATE COUNSEL

April 5, 2006

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Allstate Life Insurance Company ("Registrant")
                  Form S-3 Registration Statement
                  Additional Interests under a Deferred Annuity Contract CIK No. 0000352736
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Commissioners:

On behalf of the above-named Registrant, we are filing herewith an electronically formatted copy of a new Form S-3 registration statement ("Registration Statement") under the Securities Act of 1933 ("Act").

To facilitate the Commission staff's review of the Registration Statement, Registrant has requested that I submit the information below.


                            1. Registration Statement

Registrant is filing the Registration Statement for the purpose of registering additional interests under a deferred annuity contract previously described in the prospectus contained in the Post-Effective Amendment No. 1 to Registrant's Form S-3 registration statement filed on April 5, 2005 (File No. 333-119706) ("Prospectus"). These interests relate to the market value adjustment feature of the deferred annuity contract described in the Prospectus.

Registrant is filing the Registration Statement in accordance with Rule 413 under the Act, which requires registrants to effect the registration of additional securities of the same class through the filing of a new registration statement. At this time, Registrant is also using this Registration Statement to generally update the disclosure contained in the Registration Statement.

Please note that the unsold amount of securities previously registered under File No. 333-119706 is being carried over pursuant to Rule 429(b) under the Act.


                         2. Timetable for Effectiveness

We would appreciate the Commission staff's efforts in processing the Registration Statement so that it may be declared effective no later than May 1, 2006.

Accordingly, Registrant and the principal underwriter hereby request, pursuant to Rule 461 under the 1933 Act, that the Commission declare the amended Registration Statement effective no later than May 1, 2006. Registrant and the principal underwriter represent that they are aware of their obligations under the Act and that their request is consistent with the public interest and the protection of investors.

                  3.  Registrant's Acknowledgment

         In making its request for acceleration of this Registration Statement, Registrant hereby acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                             -----------------------


Please direct any question or comment to me at the number set forth above.


                                Very truly yours,


                                /s/ Charles Smith
                               Charles Smith Esq.
                                Associate Counsel


cc:      Alison White
         Securities and Exchange Commission